Statement of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
BALANCES at Dec. 31, 2017	$ 94	$ 9,871,180	$ (9,872,774)	$ (1,500)
BALANCES, Shares at Dec. 31, 2017	943,735
Issuance of shares for cash	$ 5	19,995		20,000
Issuance of shares for cash, Shares	50,000
Beneficial Conversion Feature		750,000		750,000
Subscription Receivable		(100,000)		(100,000)
Stock based compensation
Stock based compensation, Shares
Net loss			(1,048,848)	(1,048,848)
BALANCES at Mar. 31, 2018	$ 99	10,541,175	(10,921,622)	(380,348)
BALANCES, Shares at Mar. 31, 2018	993,735
BALANCES at Dec. 31, 2017	$ 94	9,871,180	(9,872,774)	(1,500)
BALANCES, Shares at Dec. 31, 2017	943,735
Issuance of shares for cash	$ 298	1,063,849		1,064,147
Issuance of shares for cash, Shares	2,980,426
Beneficial Conversion Feature		3,995,500		3,995,500
Subscription Receivable		(100,000)		(100,000)
Stock based compensation	$ 80	4,031,920		4,032,000
Stock based compensation, Shares	800,000
Net loss			(10,507,093)	(10,507,093)
BALANCES at Dec. 31, 2018	$ 472	18,862,449	(20,379,867)	(1,516,946)
BALANCES, Shares at Dec. 31, 2018	4,724,161
BALANCES at Mar. 31, 2018	$ 99	10,541,175	(10,921,622)	(380,348)
BALANCES, Shares at Mar. 31, 2018	993,735
Issuance of shares for cash	$ 10	39,990		40,000
Issuance of shares for cash, Shares	100,000
Beneficial Conversion Feature		475,000		475,000
Subscription Receivable
Stock based compensation
Stock based compensation, Shares
Net loss			(875,210)	(875,210)
BALANCES at Jun. 30, 2018	$ 109	11,056,165	(11,796,832)	(740,558)
BALANCES, Shares at Jun. 30, 2018	1,093,735
Issuance of shares for cash	$ 3	57,517		57,520
Issuance of shares for cash, Shares	25,127
Beneficial Conversion Feature		2,256,000		2,256,000
Subscription Receivable
Stock based compensation	$ 480	24,144,000		24,144,480
Stock based compensation, Shares	4,800,000
Net loss			(27,005,729)	(27,005,729)
BALANCES at Sep. 30, 2018	$ 592	37,513,682	(38,802,561)	(1,288,287)
BALANCES, Shares at Sep. 30, 2018	5,918,862
BALANCES at Dec. 31, 2018	$ 472	18,862,449	(20,379,867)	(1,516,946)
BALANCES, Shares at Dec. 31, 2018	4,724,161
Issuance of shares for cash
Issuance of shares for cash, Shares
Beneficial Conversion Feature
Subscription Receivable
Stock based compensation	$ 3	71,247		71,250
Stock based compensation, Shares	25,000
Net loss			(635,673)	(635,673)
BALANCES at Mar. 31, 2019	$ 475	18,933,696	(21,015,540)	(2,081,369)
BALANCES, Shares at Mar. 31, 2019	4,749,161
Issuance of shares for cash	$ 20	19,980		20,000
Issuance of shares for cash, Shares	200,000
Beneficial Conversion Feature
Subscription Receivable
Stock based compensation	$ 35	1,487,465		1,487,500
Stock based compensation, Shares	350,000
Net loss			(2,033,227)	(2,033,227)
BALANCES at Jun. 30, 2019	$ 530	20,441,142	(23,048,767)	(2,607,096)
BALANCES, Shares at Jun. 30, 2019	5,299,161
Issuance of shares for cash	$ 233	2,140,293		2,140,526
Issuance of shares for cash, Shares	2,239,525
Beneficial Conversion Feature
Subscription Receivable
Stock based compensation	$ (27)	(1,343,839)		(1,343,866)
Stock based compensation, Shares	(266,640)
Net loss			770,305	770,305
BALANCES at Sep. 30, 2019	$ 736	$ 21,237,595	$ (22,278,462)	$ (1,040,131)
BALANCES, Shares at Sep. 30, 2019	7,362,046